Taxes (Details 2) - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
VAT taxes payable	$ 504,715	$ 457,395
Income taxes payable	179,224	188,425
Other taxes payable	4,848	7,265
Total taxes payable	688,787	653,085
Less: taxes payable - discontinued operations	688,787	653,085
Taxes payable - continuing operations